Cover	Sep. 17, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2021
Entity File Number	001-39835
Entity Registrant Name	STAR PEAK CORP II
Entity Central Index Key	0001830210
Entity Tax Identification Number	85-3374823
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1603 Orrington Avenue
Entity Address, Address Line Two	13th Floor
Entity Address, City or Town	Evanston
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60201
City Area Code	847
Local Phone Number	905-4500
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-fourth of one warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-fourth of one warrant
Trading Symbol	STPC.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	STPC
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	STPC WS
Security Exchange Name	NYSE